Stock-based Compensation - Schedule of Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	$ 43,185	$ 14,538	$ 6,028
Capitalized to internal-use software development costs and property and equipment	(1,229)	(526)	(957)
Total stock-based compensation expense	41,956	14,012	5,071
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	2,257	843	788
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	16,629	4,109	2,754
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	7,877	1,687	1,234
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total expense	$ 16,422	$ 7,899	$ 1,252